UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549


                           FORM N-SAR



                       SEMI-ANNUAL REPORT
                         FOR REGISTERED
                      INVESTMENT COMPANIES













28925

                           FORM N-SAR
                       SEMI-ANNUAL REPORT
              FOR REGISTERED INVESTMENT COMPANIES



Report for fiscal year ending: 12/31/00 (b)

Is this a transition report?  (Y/N)    N

Is this an amendment to a previous filing?  (Y/N)    N

Those items or sub-items with a box " " after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.   Registrant Name: Protective Variable Annuity Separate Account

     B.   File Number: 811-8108

     C.   Telephone Number: 205-868-3804


2.   A.   Street: 2801 Highway 280 South

     B.   City: Birmingham    C.  State: AL       D.  Zip Code: 35223 Zip Ext.

     E.   Foreign Country:                   Foreign Postal Code:

3.   Is this the first filing on this form by Registrant?  (Y/N)         N

4.   Is this the last filing on this form by Registrant?  (Y/N)         N

5.   Is Registrant a small business investment company (SBIC)?  (Y/N)       N
     (If answer is "Y" (Yes), complete only items 89 through 110.)

6.   Is Registrant a unit investment trust (UIT)?  (Y/N)      Y
     (If the answer is "Y" (Yes) complete only items 111 through 132.)

For period ending:     12/31/00

File number 811- 8108


UNIT INVESTMENT TRUSTS

111. A.        Depositor Name:

     B.        File Number (If any):     33-70984, 333-60149, 333-68551,
                                        333-81553 And 333-94047
     C.        City:    State:             Zip Code:              Zip Ext:

               Foreign Country:               Foreign Postal Code:

111. A.        Depositor Name:

     B.        File Number (If any):    33-70984, 333-60149, 333-68551,
                                        333-81553 And 333-94047
     C.        City:         State:              Zip Code:            Zip Ext:

               Foreign Country:               Foreign Postal Code:
112. A.        Sponsor Name:

     B.        File Number (If any):

     C.        City:       State:            Zip Code:                Zip Ext.

               Foreign Country:           Foreign Postal Code:
112. A.        Sponsor Name:

     B.        File Number (If any):

     C.        City:          State:          Zip Code:           Zip Ext.

               Foreign Country:         Foreign Postal Code:

For period ending    12/31/00

File number 811-     8108

113. A.        Trustee Name:

     B.        City:         State:       Zip Code:               Zip Ext:

               Foreign Country:                  Foreign Postal Code:
113. A.        Trustee Name:

     B.        City:            State:         Zip Code:               Zip Ext:

               Foreign Country:             Foreign Postal Code:

114. A.        Principal Underwriter Name:

     B.        File Number: 8-

     C.        City:              State:         Zip Code:        Zip Ext:

               Foreign Country:                    Foreign Postal Code:

114. A.        Principal Underwriter Name:

               File Number: 8-

     C.        City:         State:               Zip Code:           Zip Ext:

               Foreign Country:                  Foreign Postal Code:

115. A.        Independent Public Accountant Name:

               City:         State:              Zip Code:              Zip Ext:

               Foreign Country:                     Foreign Postal Code:

115. A.        Independent Public Accountant Name:

     B.        City:          State:           Zip Code:            Zip Ext:

               Foreign Country:                   Foreign Postal Code:

For period ending     12/31/00

File number 811-     8108


116. Family of investment companies information:

     A.      Is Registrant part of a family of investment companies?  (Y/N)
                                                       Y/N

     B.     Identify the family in 10 letters:
              (Note: In filing this form, use this identification consistently for all investment companies in family.  This designation is for purposes of this form only.)

117. A.     Is Registrant a separate account of an insurance company? (Y/N)
                                                       Y/N

          If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

     B.     Variable annuity contracts?  (Y/N)
                                                       Y/N
     C.     Scheduled premium variable life contracts?  (Y/N)
                                                       Y/N
118.           State the number of series existing at the end of the period that had securities
          registered under the Securities Act of 1933

119. State the number of new series for which registration statements under the securities Act of 1933 became effective during the period

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) $

121. State the number of series for which a current prospectus was in existence at the end of the period

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period

For period ending    12/31/00

File number 811-     8108


123.      State the total value of the additional units considered in answering
           item 122    ($000's omitted)

          124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $ 2,446

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the salesmloads, if any, collected on units of a prior series placed in the portfolio of a
          subsequent series.)  ($000's omitted)              $

     127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                           Number of           Total Assets        Total Income
                                                                   Distributions
                           Series Investing  ($000's omitted)   ($000's omitted)

A.   U. S. Treasury direct issue            $                     $

B.   U. S. Government agency                $                     $

C.   State and municipal tax-free           $                     $

D.   Public utility debt                    $                     $

E.   Brokers or dealers debt or debt
     of brokers' or dealers' parent         $                     $





F.    All other corporate intermed, &
     long-term debt                         $                     $

G.   All other corporate short-term
     debt                                   $                     $

H.   Equity securities of brokers or
     dealers or parents of brokers
     or dealers                             $                     $

I.   Investment company equity
     securities                             $                     $

J.   All other equity securities 1          $1,833,501            $(114,435)

K.   Other securities                       $                     $

L.   Total assets of all series of
     registrant                             $                     $





For period ending     12/31/00

File number 811-      8108

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of the Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
                                                  Y/N

          (If answer is "N" (No), go to item 131.)

          129.      Is the issuer of any instrument covered in item 128
                delinquent
          or in default as to payment of principal or interest at the end of
          the current period?   (Y/N)
                                                  Y/N

          (If answer is "N" (No), go to item 131.)

          130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?  (Y/N)
                                                  Y/N

     131.      Total expenses incurred by all series of Registrant during the
                current reporting period ($000's omitted)          $26,106

          132. List the "811" (Investment Company Act of 1940) registration number for all
          Series of Registrant that are being included in this filing:

          811-        811-        811-               811-                811-

          811-      811-           811-                811-                811-

          811-     811-            811-                811-                811-

          811-      811-          811-                811-                811-

          811-         811-       811-                811-                811-

          811-       811-         811-                811-                811-

          811-        811-        811-                811-                811-

          811-         811-        811-                811-                811-

     This report is signed on behalf of the Protective Variable Annuity Separate Account in the City of Birmingham, State of Alabama, on March 6, 2001.

                              Protective Variable Annuity Separate Account


                              By:    /s/John D. Johns
                                     John D. Johns

                            Title: President, Protective Life Insurance Company


Witness:


/s/ Deborah J. Long
Deborah J. Long

Title: Secretary, Protective Life Insurance Company


























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